Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	Sep. 30, 2014
Western Asset Total Return Unconstrained Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	WESTERN ASSET TOTAL RETURN UNCONSTRAINED FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximize long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 25 under the heading “Sales charges” and in the fund’s statement of additional information (“SAI”) on page 78 under the heading “Sales Charge Waivers and Reductions.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal period, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds sold by Legg Mason Investor Services, LLC (“LMIS”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Other expenses” have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
		Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund has a flexible investment strategy and will invest in a variety of securities and instruments and use a variety of investment techniques in pursuing its objective. Under normal market conditions, the fund will invest at least 50% of its net assets in debt and fixed income securities rated at least in the Baa or BBB categories at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated securities of comparable quality at the time of purchase (as determined by the subadvisers). These securities are known as “investment grade securities.”

The fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, bond and interest rate futures, options on bonds, options on bond and interest rate futures, swaps, foreign currency futures, forwards and options, options on swaps, options on forwards and commodity and commodity index futures, options, swaps and structured notes.

In particular, the fund may use certain derivatives, including interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps), futures contracts and/or mortgage-backed securities to a significant extent, although the amounts invested in these instruments may change from time to time. Other derivative instruments may also be used to a significant extent from time to time.

The subadvisers use fundamental investment techniques to select issues. In deciding among the securities and instruments in which the fund may invest, the subadvisers may take into account the credit quality, country of issue, interest rate, liquidity, maturity and yield of a security or instrument as well as other factors, including the fund’s dollar-weighted average effective duration and prevailing or anticipated market conditions. Although the fund may invest in securities of any maturity, the fund will normally maintain a dollar-weighted average effective duration (including futures positions), as estimated by the fund’s subadvisers, within the range of -3 to 8 years. Effective duration seeks to measure the expected sensitivity of market price to changes in interest rates, taking into account the anticipated effects of structural complexities (for example, some bonds can be prepaid by the issuer). Although the fund may invest in debt and fixed income securities of any credit quality, including securities that are in default, under normal market conditions it is expected that the fund will maintain a dollar-weighted average credit quality of portfolio holdings of at least the Baa/BBB categories or their equivalent (as determined by the subadvisers).

In addition, under normal market conditions, at the time of purchase:
  No more than 50% of the fund’s net assets may be invested in non-U.S. dollar denominated securities.
  No more than 25% of the fund’s net assets may be invested in un-hedged non-U.S. dollar denominated securities.
  No more than 25% of the fund’s net assets may be invested in non-U.S. dollar denominated securities that are not investment grade securities. Securities rated below investment grade are commonly known as “junk bonds” or “high yield securities.”
  No more than 25% of the fund’s net assets may be invested in securities of non-U.S. issuers that are not investment grade securities.
  No more than 50% of the fund’s net assets may be invested in a combination of non-U.S. dollar denominated securities, emerging market securities and securities that are not investment grade securities.
  The fund is permitted to invest in securities issued or guaranteed by the government of the United States or any of the G-7 countries, including their agencies, instrumentalities and political sub-divisions, without limit; however, (i) no more than 10% of the fund’s net assets may be invested in securities issued or guaranteed by a single government that is a non-G-7 country, including its agencies, instrumentalities and sub-divisions; (ii) no more than 10% of the fund’s net assets may be invested in private mortgage-backed and asset-backed securities of a single issuer unless the collateral relating to such securities is credit-independent of the issuer and the security’s credit enhancement is independent of the issuer, in which case no more than 25% of the fund’s net assets may be invested in private mortgage-backed and asset-backed securities of such issuer; and (iii) other than as described above, no more than 5% of the fund’s net assets may be invested in the obligations of any single issuer.
  The aggregate initial futures margin and options premiums required to establish commodity interest positions will not exceed 5% of the net assets of the fund, after taking into account unrealized profits and unrealized losses on any such positions; provided, however, that if an option is in-the-money at the time of purchase, the amount by which the option is in-the-money may be excluded in computing such 5%.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. There is no assurance that the fund will meet its investment objective. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The fund may take temporary defensive positions; in such a case, the fund will not be pursuing its principal investment strategies. The following is a summary description of certain risks of investing in the fund.

Market and interest rate risk. The market prices of the fund’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

Credit risk. If an issuer or guarantor of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives risk. Using derivatives can increase fund losses and reduce opportunities for gains when market prices, interest rates or the derivatives themselves behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make them more costly, may limit their availability, may disrupt markets or may otherwise adversely affect their value or performance.

Credit default swap contracts involve heightened risks and may result in losses to the fund. Credit default swaps may be illiquid and difficult to value, and they increase credit risk since the fund has exposure to both the issuer whose credit is the subject of the swap and the counterparty to the swap.

Leveraging risk. The value of your investment may be more volatile if the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund’s portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The fund may also have to sell assets at inopportune times to satisfy its obligations. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund’s assets.

Liquidity risk. Some assets held by the fund may be impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the fund may be forced to sell at a loss.

Foreign investments and emerging markets risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the fund may invest may have markets that are less liquid, less regulated and more volatile than U.S. markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability. Lack of information may also affect the value of these securities.

The risks of foreign investments are heightened when investing in issuers in emerging market countries. Emerging market countries tend to have economic, political and legal systems that are less fully developed and are less stable than those of more developed countries. They are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility.

Currency risk. The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation.

Sovereign debt risk. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers.

Risk of increase in expenses. Your actual costs of investing in the fund may be higher than the expenses shown in “Annual fund operating expenses” for a variety of reasons. For example, expense ratios may be higher than those shown if any fee limitation is changed or terminated or if average net assets decrease. Net assets are more likely to decrease and fund expense ratios are more likely to increase when markets are volatile.

Prepayment or call risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund may also lose any premium it paid on the security.

Extension risk. If interest rates rise, repayments of fixed income securities may occur more slowly than anticipated by the market. Since changes in interest rates have a greater effect on the prices of longer-term securities, this extension in the securities’ effective maturity magnifies the price decline caused by the increase in interest rates.

Risk of investing in fewer issuers. To the extent the fund invests its assets in a small number of issuers, the fund will be more susceptible to negative events affecting those issuers.

Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued the security or had used a different valuation methodology.

Recent market events risk. The global financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities and unprecedented volatility in the markets.

Governmental and non-governmental issuers (notably in Europe) have defaulted on, or been forced to restructure their debts; and many other issuers have faced difficulties obtaining credit or refinancing existing obligations. These market conditions may continue, worsen or spread, including in the United States, Europe and elsewhere. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. In response to the crisis, the U.S. government and the Federal Reserve, as well as certain foreign governments and their central banks have taken steps to support financial markets, including by keeping interest rates at historically low levels. More recently, the Federal Reserve has reduced its market support activities. Further reduction or withdrawal of this support, failure of efforts in response to the crisis, or investor perception that such efforts are not succeeding could negatively affect financial markets generally as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities.

This environment could make identifying investment risks and opportunities especially difficult for the subadviser, and whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund’s investments may be negatively affected. In addition, policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Hedging risk. There can be no assurance that the fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the fund engages in will be successful. Hedging transactions involve costs and may reduce gains or result in losses.

Commodity risk. Investments in commodity-linked derivative instruments may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by overall market movements, changes in interest rates or factors affecting a particular industry or commodity. The fund’s ability to gain exposure to commodities using derivatives, or other means, may be limited by tax considerations.

Risks relating to inflation-indexed securities. The value of inflation-indexed fixed income securities generally fluctuates in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed securities. The fund may also experience a loss on an inflation-indexed security if there is deflation. If inflation is lower than expected during the period the fund holds an inflation-indexed security, the fund may earn less on the security than on a conventional bond.

Mortgage-backed and asset-backed securities risk. When market interest rates increase, the market values of mortgage-backed securities decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of mortgage-backed securities is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the fund. Conversely, when market interest rates decline, while the value of mortgage-backed securities may increase, the rates of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Investments in asset-backed securities are subject to similar risks.

Portfolio selection risk. The value of your investment may decrease if the subadvisers’ judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about interest rates is incorrect.

		These and other risks are discussed in more detail later in this Prospectus or in the SAI.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at the fund’s website, http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund), or by calling the fund at 1-877-721-1926.

The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.

		Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows the average annual total returns of each class of the fund that has been in operation for at least one full calendar year and also compares the fund’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-721-1926
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	http://www.leggmason.com/individualinvestors/prospectuses (click on the name of the fund)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (06/30/2009): 13.16 Worst Quarter (12/31/2008): (8.30) The year-to-date return as of the most recent calendar quarter, which ended June 30, 2014, was 3.32
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I.
Western Asset Total Return Unconstrained Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.19%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.19%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.19%
1 year	rr_ExpenseExampleYear01	541
3 years	rr_ExpenseExampleYear03	787
5 years	rr_ExpenseExampleYear05	1,052
10 years	rr_ExpenseExampleYear10	1,808
1 year	rr_ExpenseExampleNoRedemptionYear01	541
3 years	rr_ExpenseExampleNoRedemptionYear03	787
5 years	rr_ExpenseExampleNoRedemptionYear05	1,052
10 years	rr_ExpenseExampleNoRedemptionYear10	1,808
1 year	rr_AverageAnnualReturnYear01	(3.39%)
5 years	rr_AverageAnnualReturnYear05		[5]
Since inception	rr_AverageAnnualReturnSinceInception	0.33%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Western Asset Total Return Unconstrained Fund | Class A2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.28%
1 year	rr_ExpenseExampleYear01	550
3 years	rr_ExpenseExampleYear03	813
5 years	rr_ExpenseExampleYear05	1,096
10 years	rr_ExpenseExampleYear10	1,902
1 year	rr_ExpenseExampleNoRedemptionYear01	550
3 years	rr_ExpenseExampleNoRedemptionYear03	813
5 years	rr_ExpenseExampleNoRedemptionYear05	1,096
10 years	rr_ExpenseExampleNoRedemptionYear10	1,902
Western Asset Total Return Unconstrained Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Small account fee ($)	rr_MaximumAccountFee	15	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.23%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.98%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.98%
1 year	rr_ExpenseExampleYear01	301
3 years	rr_ExpenseExampleYear03	621
5 years	rr_ExpenseExampleYear05	1,067
10 years	rr_ExpenseExampleYear10	2,306
1 year	rr_ExpenseExampleNoRedemptionYear01	201
3 years	rr_ExpenseExampleNoRedemptionYear03	621
5 years	rr_ExpenseExampleNoRedemptionYear05	1,067
10 years	rr_ExpenseExampleNoRedemptionYear10	2,306
1 year	rr_AverageAnnualReturnYear01	(0.94%)
5 years	rr_AverageAnnualReturnYear05		[5]
Since inception	rr_AverageAnnualReturnSinceInception	2.15%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Western Asset Total Return Unconstrained Fund | Class FI
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.18%
1 year	rr_ExpenseExampleYear01	120
3 years	rr_ExpenseExampleYear03	375
5 years	rr_ExpenseExampleYear05	650
10 years	rr_ExpenseExampleYear10	1,433
1 year	rr_ExpenseExampleNoRedemptionYear01	120
3 years	rr_ExpenseExampleNoRedemptionYear03	375
5 years	rr_ExpenseExampleNoRedemptionYear05	650
10 years	rr_ExpenseExampleNoRedemptionYear10	1,433
1 year	rr_AverageAnnualReturnYear01	0.91%
5 years	rr_AverageAnnualReturnYear05	9.52%
Since inception	rr_AverageAnnualReturnSinceInception	4.89%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 06, 2006
Western Asset Total Return Unconstrained Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.57%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.50%
1 year	rr_ExpenseExampleYear01	153
3 years	rr_ExpenseExampleYear03	489
5 years	rr_ExpenseExampleYear05	849
10 years	rr_ExpenseExampleYear10	1,861
1 year	rr_ExpenseExampleNoRedemptionYear01	153
3 years	rr_ExpenseExampleNoRedemptionYear03	489
5 years	rr_ExpenseExampleNoRedemptionYear05	849
10 years	rr_ExpenseExampleNoRedemptionYear10	1,861
1 year	rr_AverageAnnualReturnYear01	0.54%
5 years	rr_AverageAnnualReturnYear05		[5]
Since inception	rr_AverageAnnualReturnSinceInception	2.65%
Inception date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012
Western Asset Total Return Unconstrained Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.14%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.89%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.89%
1 year	rr_ExpenseExampleYear01	91
3 years	rr_ExpenseExampleYear03	284
5 years	rr_ExpenseExampleYear05	493
10 years	rr_ExpenseExampleYear10	1,096
1 year	rr_ExpenseExampleNoRedemptionYear01	91
3 years	rr_ExpenseExampleNoRedemptionYear03	284
5 years	rr_ExpenseExampleNoRedemptionYear05	493
10 years	rr_ExpenseExampleNoRedemptionYear10	1,096
2007	rr_AnnualReturn2007	3.69%
2008	rr_AnnualReturn2008	(14.84%)
2009	rr_AnnualReturn2009	32.89%
2010	rr_AnnualReturn2010	8.14%
2011	rr_AnnualReturn2011	2.04%
2012	rr_AnnualReturn2012	7.53%
2013	rr_AnnualReturn2013	1.18%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.32%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.30%)
1 year	rr_AverageAnnualReturnYear01	1.18%
5 years	rr_AverageAnnualReturnYear05	9.79%
Since inception	rr_AverageAnnualReturnSinceInception	5.36%
Inception date	rr_AverageAnnualReturnInceptionDate	Jul. 06, 2006
Western Asset Total Return Unconstrained Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	rr_MaximumDeferredSalesChargeOverOther	none
Small account fee ($)	rr_MaximumAccountFee	none	[2]
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.81%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets		[4]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.81%
1 year	rr_ExpenseExampleYear01	83
3 years	rr_ExpenseExampleYear03	259
5 years	rr_ExpenseExampleYear05	450
10 years	rr_ExpenseExampleYear10	1,003
1 year	rr_ExpenseExampleNoRedemptionYear01	83
3 years	rr_ExpenseExampleNoRedemptionYear03	259
5 years	rr_ExpenseExampleNoRedemptionYear05	450
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,003
1 year	rr_AverageAnnualReturnYear01	1.22%
5 years	rr_AverageAnnualReturnYear05	9.79%
Since inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2008
Western Asset Total Return Unconstrained Fund | Return after taxes on distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.30%
5 years	rr_AverageAnnualReturnYear05	8.48%
Since inception	rr_AverageAnnualReturnSinceInception	3.73%
Western Asset Total Return Unconstrained Fund | Return after taxes on distributions and sale of fund shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.67%
5 years	rr_AverageAnnualReturnYear05	7.21%
Since inception	rr_AverageAnnualReturnSinceInception	3.54%
Western Asset Total Return Unconstrained Fund | BofA Merrill Lynch Constant Maturity 3-Month LIBOR Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	0.28%	[6]
5 years	rr_AverageAnnualReturnYear05	0.48%	[6]
Since inception	rr_AverageAnnualReturnSinceInception	1.92%	[6]
Western Asset Total Return Unconstrained Fund | Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	(2.02%)	[7]
5 years	rr_AverageAnnualReturnYear05	4.44%	[7]
Since inception	rr_AverageAnnualReturnSinceInception	5.30%	[7]

[1]	Generally,
[2]	If your shares are held in a direct account and the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly (with an annual maximum of $15.00 per account). Direct accounts generally include accounts held in the name of the individual investor on the fund's books and records.
[3]	"Other expenses" have been restated to reflect current fees.
[4]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses) so that total annual operating expenses are not expected to exceed 1.25%, 1.45%, 2.00%, 1.20%, 1.50%, 0.95% and 0.85% for Class A, A2, C, FI, R, I and IS shares, respectively. In addition, total annual fund operating expenses for Class IS shares will not exceed total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements are expected to continue until December 31, 2015, may be terminated prior to that date by agreement of the manager and the Board, and may be terminated at any time after that date by the manager. These arrangements, however, may be modified by the manager to decrease total annual operating expenses at any time. The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class' total annual operating expenses exceeding this limit or any other limit then in effect.
[5]	N/A
[6]	For Class A, Class C, Class FI, Class R and Class IS shares, each for the period from the class' inception date to December 31, 2013, the average annual total return of the BofA Merrill Lynch Constant Maturity 3-Month LIBOR Index was 0.36%, 0.36%, 1.83%, 0.36% and 0.72%, respectively.
[7]	For Class A, Class C, Class FI, Class R and Class IS shares, each for the period from the class' inception date to December 31, 2013, the average annual total return of the Barclays U.S. Aggregate Index was 0.41%, 0.41%, 5.01%, 0.41% and 4.90%, respectively.